Shareholder Report	6 Months Ended	120 Months Ended
	Dec. 31, 2024 USD ($) Holding	Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisors Preferred Trust
Entity Central Index Key	0001556505
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000243319
Shareholder Report [Line Items]
Fund Name	Dynamic Alpha Macro Fund
Trading Symbol	DYMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Dynamic Alpha Macro Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at regdocs.blugiant.com/dynamic-alpha-macro/. You can also request this information by contacting us at (833) 462-6344.
Additional Information Phone Number	(833) 462-6344
Additional Information Email	regdocs.blugiant.com/dynamic-alpha-macro/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$91	1.73%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.73%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Performance Overview

Dynamic Alpha Macro Fund (“DYMIX” or “The Fund”) outperformed the Standard & Poor’s 500 Index (“S&P 500”) as well as the Barclays Global Macro Index (Global Macro) for the period from July 1st, 2024, through December 31st, 2024. Overall, the fund returned 16.98% for the since inception period ended December 31st, 2024, compared to the S&P 500 and Barclays Global Macro Indices which returned 20.87% and 8.13% respectively.

Primary Benchmark Overview

From June 30 to December 31, 2024, the S&P 500's growth was primarily driven by major tech companies, especially Nvidia and Meta, due to strong AI demand. The "Magnificent Seven" (Apple, Microsoft, Amazon, Alphabet, Meta, Nvidia, Tesla) significantly contributed to the index's gains. The leadup to the election provided for some volatility which was short lived.

Market Factors, Contributors and Detractors Impacting Fund Performance

As the fund is structured with two differing strategies, impacts will be discussed as such:

Strategic Equities

Allocations to strategic equities were broadly positive, led by allocations to growth-oriented exchange traded funds (ETFs). Core and dividend/value ETFs were also positive, but less than growth allocations.

Fundamental Global Macro Strategy (“Macro strategy”)

The biggest factors impacting performance of the macro strategy were related to the market’s anticipation of Federal Reserve Rate cuts. Going into 2024 the market had anticipated several (as many as 6-7) rate cuts in 2024 by the Fed Open Market Committee. But as inflation persisted, these rate cuts continued to get pushed further and further into the future (with some anticipating no cuts at all). The impact of this has been continued volatility in fixed income markets as well as volatility in inflation and economic related commodities (gold, silver, copper etc.).

Overall, Gold was by far the biggest contributor to performance from the macro strategy. Other smaller contributors included Silver, Corn, Sugar, and Coffee. The biggest detractor to Macro strategy performance was the long 2-Year US Treasury position, followed by Feeder Cattle and the Japanese Yen. Smaller detractors included the E-Mini S&P 500 short and Crude Oil.

As always, we remain flexible, and positions can change at any time. For more information be sure to read the monthly commentary available at www.dynamicalphafunds.com.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Dynamic Alpha Macro Fund	S&P 500 Index	Barclay Global Macro Index
07/31/23	$10,000	$10,000	$10,000
08/31/23	$9,900	$9,841	$9,856
09/30/23	$9,310	$9,372	$9,831
10/31/23	$9,450	$9,175	$9,807
11/30/23	$9,990	$10,012	$10,036
12/31/23	$10,554	$10,467	$10,291
01/31/24	$10,343	$10,643	$10,374
02/29/24	$10,132	$11,211	$10,509
03/31/24	$10,976	$11,572	$10,794
04/30/24	$11,739	$11,100	$10,654
05/31/24	$11,518	$11,650	$10,744
06/30/24	$11,518	$12,068	$10,807
07/31/24	$11,739	$12,215	$10,880
08/31/24	$12,251	$12,511	$10,864
09/30/24	$13,476	$12,778	$11,132
10/31/24	$12,582	$12,662	$11,005
11/30/24	$12,823	$13,406	$11,192
12/31/24	$12,493	$13,086	$11,173

Average Annual Return [Table Text Block]
	6 Months	1 Year	Since Inception (July 31, 2023)
Dynamic Alpha Macro Fund	8.46%	18.37%	16.98%
S&P 500 Index	8.44%	25.02%	20.87%
Barclay Global Macro Index	3.39%	8.57%	8.13%

Performance Inception Date		Jul. 31, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 31, 2024
AssetsNet	$ 138,796,970	$ 138,796,970
Holdings Count | Holding	22	22
Advisory Fees Paid, Amount	$ 975,972
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$138,796,970 Number of Portfolio Holdings22 Advisory Fee $975,972 Portfolio Turnover0%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
U.S. Government & Agencies	28.6%
Exchange-Traded Funds	71.4%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Invesco Nasdaq 100 ETF	14.2%
Schwab US Dividend Equity ETF	10.9%
United States Treasury Bill, 3.760%, 01/16/25	9.5%
BondBloxx Bloomberg Six Month Target Duration US Treasury ETF	8.7%
United States Treasury Bill, 4.120%, 02/13/25	7.2%
BNY Mellon US Large Cap Core Equity ETF	7.2%
United States Treasury Bill, 4.160%, 03/20/25	7.2%
Vanguard Russell 1000 Growth ETF	7.2%
Vanguard Value ETF	4.6%
Vanguard Dividend Appreciation ETF	3.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.